COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - New Silicosis Claim [Member] - claims		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1		70	[1]	56	[1]	28
New claims		31		16		29
Settled and dismissed claims		(14)		(2)		(1)
Outstanding claims, December 31	[1]	87		70		56

[1]	Not including the pre-litigation notice received by Company's subsidiary in Australia.